Note 4 - Other Assets (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Amortization of Intangible Assets	$ 10,000	$ 10,000	$ 19,923